Discontinued Operations	12 Months Ended
Mar. 31, 2017
Discontinued Operations

27. Discontinued Operations

In April 2014, Accounting Standards Update 2014-08 (“Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity”—ASC 205 (“Presentation of Financial Statements”) and ASC 360 (“Property, Plant, and Equipment”)) was issued. This Update requires an entity to report a disposal or a classification as held for sale of a component of an entity or a group of components of an entity in discontinued operations if it represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. The Company and its subsidiaries early adopted this Update on April 1, 2014. The Company and its subsidiaries report a disposal of a component or a group of components of the Company and its subsidiaries in discontinued operations if the disposal represents a strategic shift which has (or will have) a major effect on the Company and its subsidiaries’ operations and financial results when the component or group of components is disposed by sale or classified as held for sale on or after April 1, 2014.

During fiscal 2015, 2016 and 2017, there was no disposal or classification as held for sale of a component or a group of components which represents a strategic shift which has (or will have) a major effect on the Company and its subsidiaries’ operations and financial results.

Accounting Standards Update 2014-08 does not apply retrospectively to a disposal or a classification as held for sale of a component or a group of components of the Company and its subsidiaries which have previously been reported in the financial statements. Accordingly, during fiscal 2015, the Company and its subsidiaries continue to report gains on sales and the results of operations of subsidiaries and business units, which were classified as held for sale at March 31, 2014, as income from discontinued operations in the accompanying consolidated statements of income.

During fiscal 2014, the Company has determined to sell the food business unit of a subsidiary, which is composed of the food service business unit and the food business unit. During fiscal 2015, the operating income from the food business unit and the gain were ¥463 million. The Company has completed the sale of the food business unit of a subsidiary during fiscal 2015 and there are no amounts of assets or liabilities included in the accompanying consolidated balance sheets as of March 31, 2015, 2016 and 2017.

Discontinued operations in fiscal 2015 consist of the following. During fiscal 2016 and 2017, there was no income from discontinued operations.

Millions of yen
2015
Revenues	¥2,214

Income from discontinued operations, net*	463
Provision for income taxes	(166)

Discontinued operations, net of applicable tax effect	¥297

*	Income from discontinued operations, net includes aggregate gains on sales of subsidiaries, business units and rental properties and liquidation on losses. The amount of such gains or losses in fiscal 2015 was net gain of ¥362 million.